8. Income Taxes (Details) - CAD	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Taxes Details
Loss before income taxes	CAD (1,087,289)	CAD (232,956)
Statutory tax rate	26.50%	26.50%
Expected income tax (recovery)	CAD (288,000)	CAD (62,000)
Non-deductible items	197,000	1,000
Change in valuation allowance	91,000	61,000
Total income taxes (recovery)	CAD 0	CAD 0